MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Marketable securities	$ 267,688	$ 373,647
U.S. Government bonds [Member]
Marketable Securities [Line Items]
Marketable securities	265,180	353,414
Municipal bonds [Member]
Marketable Securities [Line Items]
Marketable securities	0	2,319
Corporate debt securities [Member]
Marketable Securities [Line Items]
Marketable securities	2,508	13,234
Certificates of deposit [Member]
Marketable Securities [Line Items]
Marketable securities	$ 0	$ 4,680